Tax on Income	12 Months Ended
Dec. 31, 2022
Tax on Income [Abstract]
TAX ON INCOME

NOTE 19 - TAX ON INCOME:

A.	Taxes on income:

Cayman Islands:

The Company has incorporated in the Cayman Islands and under the local current laws; the Company is not subject to corporate income tax.

Israel:

Israeli corporate tax rate is 23% in 2022 and 2021.

United States of America:

The U.S. subsidiary incorporated in 2017 and is subject to local corporate tax in the United States. As of December 31, 2022, the U.S. subsidiary has not received a final tax assessment.

B.	Reconciliation between the theoretical tax on the pre-tax income and the tax expense (benefit):

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Loss before income tax	25,050	14,891	12,706
Statutory tax rate	0%	0%	0%
Income tax at the statutory tax rate	16	-	-
Expenses not recognized for tax purposes	-	-	-
Recondition of deferred tax asset with were not recognized on prior periods	-	(3)	(18)
Income tax benefit	16	(3)	(18)

C.	Income tax expense (benefit):

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Current	16	2	-
Deferred taxes, net	-	(5)	(18)
	16	(3)	(18)

D.	Net losses carry forwards:

As of December 31, 2022, the Israeli Company has estimated carry forward tax losses of approximately $13,732. The USA Subsidiaries have estimated carry forward tax losses of approximately $39,586. The Company did not recognize deferred tax assets relating to carry forward losses in the consolidated financial statements because their utilization in the foreseeable future is not probable.